JPMorgan U.S. Applied Data Science Value Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.8%
Aerospace & Defense — 1.6%
Northrop Grumman Corp.	4	1,804
RTX Corp.	10	994
		2,798
Air Freight & Logistics — 0.9%
United Parcel Service, Inc., Class B	10	1,536
Automobile Components — 0.5%
Lear Corp.	6	862
Banks — 8.4%
Bank of America Corp.	96	3,649
Citigroup, Inc.	38	2,422
Citizens Financial Group, Inc.	28	1,034
M&T Bank Corp.	11	1,531
PNC Financial Services Group, Inc. (The)	13	2,088
Wells Fargo & Co.	75	4,319
		15,043
Beverages — 1.2%
Coca-Cola Co. (The)	34	2,082
Biotechnology — 3.5%
AbbVie, Inc.	13	2,405
Regeneron Pharmaceuticals, Inc. *	2	1,732
Vertex Pharmaceuticals, Inc. *	5	2,029
		6,166
Building Products — 2.3%
Johnson Controls International plc	21	1,385
Trane Technologies plc	9	2,664
		4,049
Capital Markets — 5.0%
BlackRock, Inc.	4	3,497
Charles Schwab Corp. (The)	24	1,730
CME Group, Inc.	5	1,100
Morgan Stanley	27	2,508
		8,835
Chemicals — 3.2%
Axalta Coating Systems Ltd. *	60	2,071
DuPont de Nemours, Inc.	19	1,437
Linde plc	5	2,251
		5,759
Communications Equipment — 0.4%
Cisco Systems, Inc.	15	769
Consumer Finance — 0.9%
Ally Financial, Inc.	20	795
Capital One Financial Corp.	5	736
		1,531

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Staples Distribution & Retail — 1.2%
Target Corp.	5	860
Walmart, Inc.	20	1,199
		2,059
Containers & Packaging — 0.5%
Berry Global Group, Inc.	16	944
Diversified Telecommunication Services — 1.5%
Verizon Communications, Inc.	65	2,707
Electric Utilities — 3.7%
Constellation Energy Corp.	10	1,927
Entergy Corp.	12	1,263
NextEra Energy, Inc.	45	2,845
Xcel Energy, Inc.	11	604
		6,639
Electrical Equipment — 2.6%
Eaton Corp. plc	15	4,665
Electronic Equipment, Instruments & Components — 0.5%
Teledyne Technologies, Inc. *	2	862
Entertainment — 0.5%
Netflix, Inc. *	1	844
Financial Services — 4.2%
Berkshire Hathaway, Inc., Class B *	9	3,755
Corpay, Inc. *	3	922
Fidelity National Information Services, Inc.	10	735
Fiserv, Inc. *	5	865
Mastercard, Inc., Class A	3	1,207
		7,484
Food Products — 1.6%
Mondelez International, Inc., Class A	32	2,264
Tyson Foods, Inc., Class A	11	650
		2,914
Ground Transportation — 3.0%
CSX Corp.	53	1,985
Norfolk Southern Corp.	10	2,447
Uber Technologies, Inc. *	12	944
		5,376
Health Care Equipment & Supplies — 2.8%
Baxter International, Inc.	22	948
Boston Scientific Corp. *	26	1,770
Medtronic plc	25	2,216
		4,934
Health Care Providers & Services — 3.1%
Centene Corp. *	17	1,347

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
Cigna Group (The)	8	2,730
UnitedHealth Group, Inc.	3	1,457
		5,534
Health Care REITs — 0.5%
Ventas, Inc.	19	836
Hotel & Resort REITs — 0.5%
Host Hotels & Resorts, Inc.	44	917
Hotels, Restaurants & Leisure — 1.8%
Expedia Group, Inc. *	7	917
McDonald's Corp.	5	1,552
Travel + Leisure Co.	14	698
		3,167
Household Durables — 0.3%
Whirlpool Corp.	4	540
Household Products — 1.6%
Procter & Gamble Co. (The)	12	2,021
Spectrum Brands Holdings, Inc.	9	777
		2,798
Industrial Conglomerates — 1.1%
Honeywell International, Inc.	10	2,056
Industrial REITs — 1.9%
Prologis, Inc.	27	3,454
Insurance — 3.4%
Loews Corp.	35	2,754
Travelers Cos., Inc. (The)	14	3,236
		5,990
Interactive Media & Services — 1.2%
Meta Platforms, Inc., Class A	4	2,103
IT Services — 0.6%
Cognizant Technology Solutions Corp., Class A	14	1,020
Life Sciences Tools & Services — 0.8%
Danaher Corp.	6	1,440
Machinery — 3.5%
Deere & Co.	3	1,033
Dover Corp.	13	2,237
Parker-Hannifin Corp.	5	3,060
		6,330
Media — 1.8%
Charter Communications, Inc., Class A *	2	587
Comcast Corp., Class A	62	2,694
		3,281

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — 1.5%
CMS Energy Corp.	18	1,068
Public Service Enterprise Group, Inc.	23	1,530
		2,598
Oil, Gas & Consumable Fuels — 8.8%
Cheniere Energy, Inc.	10	1,607
ConocoPhillips	34	4,320
Diamondback Energy, Inc.	7	1,453
EOG Resources, Inc.	18	2,250
Exxon Mobil Corp.	38	4,471
Phillips 66	10	1,580
		15,681
Personal Care Products — 0.2%
Kenvue, Inc.	19	419
Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co.	51	2,764
Eli Lilly & Co.	2	1,543
Jazz Pharmaceuticals plc *	8	946
Johnson & Johnson	8	1,270
Merck & Co., Inc.	14	1,831
Pfizer, Inc.	16	466
		8,820
Professional Services — 0.8%
Booz Allen Hamilton Holding Corp.	7	994
SS&C Technologies Holdings, Inc.	6	391
		1,385
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A *	14	1,322
Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices, Inc. *	11	2,100
Analog Devices, Inc.	9	1,735
NXP Semiconductors NV (China)	4	1,041
Texas Instruments, Inc.	12	2,045
		6,921
Software — 1.2%
Microsoft Corp.	5	2,099
Specialized REITs — 0.6%
Digital Realty Trust, Inc.	7	1,022
Specialty Retail — 2.6%
AutoZone, Inc. *	1	1,670
Lowe's Cos., Inc.	5	1,286
O'Reilly Automotive, Inc. *	1	1,627
		4,583

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 0.4%
Seagate Technology Holdings plc	9	795
Tobacco — 1.1%
Philip Morris International, Inc.	22	1,977
Total Common Stocks (Cost $130,406)		175,946
Short-Term Investments — 1.0%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b) (Cost $1,698)	1,698	1,698
Total Investments — 99.8% (Cost $132,104)		177,644
Other Assets Less Liabilities — 0.2%		365
NET ASSETS — 100.0%		178,009

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.
Futures contracts outstanding as of March 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	7	06/21/2024	USD	1,857	34

Abbreviations
USD	United States Dollar

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$177,644	$—	$—	$177,644
Appreciation in Other Financial Instruments
Futures Contracts (a)	$34	$—	$—	$34

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	$2,951	$29,816	$31,070	$1	$— (c)	$1,698	1,698	$102	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.
(c)	Amount rounds to less than one thousand.